INVENTORIES, NET	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2023	2022
Raw materials, parts and supplies	$1,380	$1,726
Finished products	1,123	1,685

	$2,503	$3,411
As of December 31, 2023 and 2022, inventory is presented net of write offs for slow inventory in the amount of approximately $2,395 and $2,215, respectively.